Consolidated Statement of Stockholders' Equity (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Paid in Capital [Member]	Retained Deficit [Member]	Total Stockholders' Equity Enerjex Resources, Inc. [Member]	Non Controlling Interest In Subsidiary [Member]
Balance at Dec. 31, 2011	$ 21,696,941	$ 4,780	$ 73,412	$ (1,500,000)	$ (552,589)	$ 43,556,486	$ (20,450,876)	$ 21,131,213	$ 565,728
Balance (in shares) at Dec. 31, 2011		4,779,460	73,411,529
Stock Issued for Services (in shares)		0	175,000
Stock Issued for Services	122,401	0	175	0	0	122,226	0	122,401	0
Acquistion of Treasury Stock	(1,051,000)	0	0	(1,051,000)	0	0	0	(1,051,000)	0
Issuance of Stock Options	167,033					167,033	0	167,033	0
Warrants Issued for Services	85,892					85,892	0	85,892	0
Sale of Non-Controlling Interest by Subsidiary	2,650,000	0	0	0	0	0	0	0	2,650,000
Accretion to EnerJex Due to Sale of Non-Controlling Interest by Subsidiary	0	0	0	0	0	1,420,459	0	1,420,459	(1,420,459)
Liquidation of Non-Controlling Interests	(592,936)								(592,936)
Liquidation of Non-Controlling Interests	(1,597,461)								(1,597,461)
Dividends Paid on Preferred Stock	(608,459)	0	0	0	0	0	(608,459)	(608,459)	0
Net Income for the Year	741,120	0	0	0	0	0	345,992	345,992	395,128
Balance at Dec. 31, 2012	21,613,531	4,780	73,587	(2,551,000)	(552,589)	45,352,096	(20,713,343)	21,613,531	0
Balance(in Shares) at Dec. 31, 2012		4,779,460	73,586,529
Stock Issued for Services (in shares)		0	90,000
Stock Issued for Services	45,000	0	90	0	0	44,910	0	45,000	0
Issuance of Stock Options	72,434	0	0	0	0	72,434	0	72,434	0
Warrants Issued for Services	40,790	0	0	0	0	40,790	0	40,790	0
Stock Issued for shares of Black Raven Energy, Inc. (in shares)			41,327,516
Stock Issued for shares of Black Raven Energy, Inc.	6,887,909		41,328			6,846,581	0	6,887,909	0
Dividends Paid on Preferred Stock	(1,039,516)	0	0	0	0	0	(1,039,516)	(1,039,516)	0
Net Income for the Year	1,290,453	0	0	0	0	0	1,290,453	1,290,453	0
Balance at Dec. 31, 2013	$ 28,910,601	$ 4,780	$ 115,005	$ (2,551,000)	$ (552,589)	$ 52,356,811	$ (20,462,406)	$ 28,910,601	$ 0
Balance(in Shares) at Dec. 31, 2013		4,779,460	115,004,045